Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Common Stock [Member]	Series D Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Preferred Stock [Member] Retained Earnings [Member]	Series D Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Preferred Class B [Member] Common Stock [Member]	Preferred Class B [Member] Additional Paid-in Capital [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 983,747									$ 741,171			$ 26,919	$ 76,455,045	$ (79,611,493)	$ (2,388,343)
Balance, Shares (in Shares) at Dec. 31, 2012	800									2,243			26,924,643
Issuance of Series C convertible redeemable preferred stock for cash	$ 75,000				$ 475,000
Issuance of Series C convertible redeemable preferred stock for cash, Shares (in Shares)	75				950
Return of Series D convertible redeemable preferred stock					$ (80,123)			$ 80,123	$ 80,123
Return of Series D convertible redeemable preferred stock (in Shares)					(200)
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees					$ 230,000
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees (in Shares)					230
Preferred deemed dividend	$ 410,227				$ 465,077										(875,304)	(875,304)
Conversion of Convertible Redeemable preferred stock to common stock	$ (1,304,976)	$ 18,478	$ 1,286,498	$ 1,304,976	$ (180,010)	$ 6,000	$ 174,010		180,010	$ (594,947)	$ 58,278	$ 536,669
Conversion of Convertible Redeemable preferred stock to common stock, Shares (in Shares)	(788)	18,477,766			(120)	6,000,000				(1,776)	58,277,813
Convertible Redeemable Preferred Stock dividends paid in common stock													$ 4,313	148,992	(153,305)
Convertible Redeemable Preferred Stock dividends paid in common stock, Shares (in Shares)													4,310,661
Grant of warrant on issuance of convertible note														53,623		53,623
Placement agent and registration fees and other direct costs					$ (51,379)									(40,602)		(40,602)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes													$ 2,354	(6,456)		(4,102)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes, Shares (in Shares)													2,348,410
Stock-based compensation														110,200		110,200
Net loss															(2,830,047)	(2,830,047)
Balance at Dec. 31, 2013	$ 163,998				$ 858,565					$ 146,224			$ 116,339	78,717,997	(83,390,026)	(4,409,466)
Balance, Shares (in Shares) at Dec. 31, 2013	87				860					467			116,339,293
Issuance of Series C convertible redeemable preferred stock for cash													$ 44,080	882,510		926,590
Issuance of Series C convertible redeemable preferred stock for cash, Shares (in Shares)													44,079,800
Conversion of Convertible Redeemable preferred stock to common stock	$ (163,998)	$ 4,333	$ 159,665	$ 163,998	$ (858,565)	$ 43,000	$ 815,565		$ 858,565	$ (146,224)	$ 21,020	$ 125,204	$ 50,439	957,880		1,008,319
Conversion of Convertible Redeemable preferred stock to common stock, Shares (in Shares)	(87)	4,333,350			(860)	43,000,000				(467)	21,020,015		50,439,751
Convertible Redeemable Preferred Stock dividends paid in common stock													$ 644	18,283	(18,927)
Convertible Redeemable Preferred Stock dividends paid in common stock, Shares (in Shares)													643,520
Grant of warrant on issuance of convertible note														170,767		170,767
Placement agent and registration fees and other direct costs														(36,618)		(36,618)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes													$ (380)	(8,312)		(8,692)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes, Shares (in Shares)													(380,397)
Stock-based compensation														224,011		224,011
Net loss															(1,852,301)	(1,852,301)
Balance at Dec. 31, 2014													$ 279,475	82,026,952	(85,261,254)	(2,954,827)	[1]
Balance, Shares (in Shares) at Dec. 31, 2014													279,475,332
Issuance of Series C convertible redeemable preferred stock for cash													$ 140,608	1,169,122		1,309,730
Issuance of Series C convertible redeemable preferred stock for cash, Shares (in Shares)													140,608,178
Conversion of Convertible Redeemable preferred stock to common stock													$ 54,566	523,828		578,394
Conversion of Convertible Redeemable preferred stock to common stock, Shares (in Shares)													54,565,577
Stock-based compensation														147,048		147,048
Net loss															(2,072,548)	(2,072,548)
Balance at Sep. 30, 2015													$ 474,649	$ 84,366,950	$ (87,333,802)	$ (2,492,203)
Balance, Shares (in Shares) at Sep. 30, 2015													474,649,087

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.